Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Stock Option Plans

The following table summarizes the Company’s fixed stock option plans (that do not have a TSAR attached to them) as of December 31:

	Options outstanding		Nonvested options
	Number of options	Weighted average exercise price	Number of options	Weighted average grant date fair value

Outstanding, January 1, 2012	6,915,323	$53.42	2,650,050		$16.04
New options granted	1,471,746	78.19	1,471,746		19.04
Exercised	(3,733,028)	50.53	NA		NA
Vested	NA	NA	(2,269,650)		14.69
Forfeited	(39,050)	63.25	(38,450)		17.14
Expired	(388,350)	62.43	(385,100)		12.12

Outstanding at December 31, 2012	4,226,641	63.69	1,428,596		20.70

Vested or expected to vest at(1)
December 31, 2012	4,149,128	$63.35	NA	$	NA

Exercisable at December 31, 2012	2,798,045	$56.44	NA	$	NA

(1) As at December 31, 2012, the weighted average remaining term of vested or expected to vest options was 6.4 years with an aggregate intrinsic value of $156 million.

Stock Options Outstanding and Exercisable

The following table provides the number of stock options outstanding and exercisable as at December 31, 2012 by range of exercise price and their related intrinsic aggregate value, and for options outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money stock options, which represents the amount that would have been received by option holders had they exercised their options on December 31, 2012 at the Company’s closing stock price of $100.90.

	Options outstanding				Options exercisable
Range of exercise prices	Number of options	Weighted average years to expiration	Weighted average exercise price	Aggregate intrinsic value (millions)	Number of options	Weighted average exercise price	Aggregate intrinsic value (millions)

$31.45 – $58.00	1,465,395	3.8	$46.30	$80	1,465,395	$46.30	$80
$58.01 – $71.69	1,306,400	5.0	66.78	45	1,306,400	66.78	45
$71.70 – $97.70	1,454,846	9.0	78.22	33	26,250	75.11	1

Total(1)	4,226,641	5.9	$63.69	$158	2,798,045	$56.44	$126

(1) As at December 31, 2012, the total number of in-the-money stock options outstanding was 4,226,641 with a weighted-average exercise price of $63.69. The weighted-average years to expiration of exercisable stock options is 4.4 years.

Weighted Average Fair Value Assumptions

The weighted average fair value assumptions were approximately:

	2012	2011	2010

Expected option life (years)(1)	6.03	6.30	6.25
Risk-free interest rate(2)	1.47%	2.79%	2.78%
Expected stock price volatility(3)	31%	31%	30%
Expected annual dividends per share(4)	$1.40	$1.20	$1.08
Estimated forfeiture rate(5)	1.2%	0.7%	0.7%
Weighted average grant date fair value of options granted during the year	$19.04	$19.44	$15.90

(1) Represents the period of time that awards are expected to be outstanding. Historical data on exercise behaviour or when available, specific expectations regarding future exercise behaviour, were used to estimate the expected life of the option.

(2) Based on the implied yield available on zero-coupon government issues with an equivalent remaining term at the time of the grant.

(3) Based on the historical stock price volatility of the Company’s stock over a period commensurate with the expected term of the option.

(4) Determined by the current annual dividend at the time of grant. The Company does not employ different dividend yields throughout the contractual term of the option.

(5) The Company estimated forfeitures based on past experience. This rate is monitored on a periodic basis.

Summarized Information Related to the Company's Tandem Share Appreciation Rights

The following table summarizes information related to the Company’s TSARs as of December 31:

	TSARs outstanding		Nonvested TSARs
	Number of TSARs	Weighted average exercise price	Number of TSARs	Weighted average grant date fair value

Outstanding, January 1, 2012	383,400	$47.97	56,600		$11.73
Exercised as Options	(212,925)	43.97	NA		NA
Vested	NA	NA	(56,600)		11.73
Forfeited	(2,400)	30.50	–		–

Outstanding at December 31, 2012	168,075	$53.28	–		$–

Vested at December 31, 2012(1)	168,075	$53.28	NA	$	NA

Exercisable at December 31, 2012	168,075	$53.28	NA	$	NA

(1) As at December 31, 2012, the weighted average remaining term of vested or expected to vest TSARs was 3.4 years with an aggregate intrinsic value of $8 million.

Number of TSARs Outstanding and Exercisable

The following table provides the number of TSARs outstanding and exercisable as at December 31, 2012 by range of exercise price and their related intrinsic value, and for TSARs outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money TSARs, which represents the amount that would have been received by TSAR holders had they exercised their TSAR on December 31, 2012 at the Company’s closing stock price of $100.90.

	TSARs outstanding				TSARs exercisable
Range of exercise prices	Number of TSARs	Weighted average years to expiration	Weighted average exercise price	Aggregate intrinsic value (millions)	Number of TSARs	Weighted average exercise price	Aggregate intrinsic value (millions)

$31.45 – $46.61	65,625	2.0	$37.80	$4	65,625	$37.80	$4
$46.62 – $60.13	39,000	3.5	56.99	2	39,000	56.99	2
$60.14 – $71.69	63,450	4.5	67.00	2	63,450	67.00	2

Total(1)	168,075	3.3	$53.28	$8	168,075	$53.28	$8

(1) As at December 31, 2012, the total number of in-the-money TSARs outstanding was 168,075 with a weighted-average exercise price of $53.28. The weighted-average years to expiration of exercisable TSARs is 3.4 years.

Total Fair Value of Shares Vested for All Stock Option Plans

The following table refers to the total fair value of shares vested for all stock option plans (including TSARs) during the years ended December 31:

(in millions of Canadian dollars)	2012	2011	2010

Regular stock option plan	$33	$8	$6
TSARs	1	1	6

Total	$34	$9	$12

Information Related to All Options Exercised in the Stock Option Plans

The following table provides information related to all options exercised in the stock option plans during the years ended December 31:

(in millions of Canadian dollars)	2012	2011	2010

Total intrinsic value	$118	$17	$10
Cash received by the Company upon exercise of options	198	29	32

Summary of Deferred Share Unit Plan

The following table summarizes information related to the DSUs as of December 31:

	2012	2011

Outstanding, January 1	396,306	388,346
Granted	167,435	67,306
Units, in lieu of dividends	6,821	7,732
Redeemed	(212,822)	(67,078)

Outstanding, December 31	357,740	396,306

Summary of Total Share Based Liabilities Paid

The following table summarizes the total share based liabilities paid for each of the years ended December 31:

(in millions of Canadian dollars)	2012	2011	2010

Plan
DSUs	$19	$4	$2
PSUs	55	–	–

Total	$74	$4	$2

Performance Shares
Summary of Performance Share Unit Plan

The following table summarizes information related to the Company’s PSUs as at December 31:

	2012	2011

Outstanding, January 1	930,311	700,468
Granted	479,372	269,300
Units, in lieu of dividends	2,143	16,487
Vested	(610,568)	NA
Forfeited	(600,556)	(55,944)

Outstanding at December 31	200,702	930,311

RSUs
Summary of Deferred Share Unit Plan

The following table summarizes information related to the Company’s RSUs as at December 31:

	2012	2011

Outstanding, January 1	64,470	–
Granted	113,408	64,470
Units, in lieu of dividends	1,639	–
Forfeited	(6,283)	–

Outstanding, December 31	173,234	64,470